	T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

COMMON STOCKS 99.3%				Internet & Direct Marketing Retail 15.3%
Communication Services 15.6%				Alibaba Group Holding, ADR
			(1)	(2)	788,095	143,788
Entertainment 2.1%				Amazon. com (1)	229,025	407,836
Activision Blizzard	6,502	296		Booking Holdings (1)	46,967	81,953
Electronic Arts (1)	211,700	21,515		Ctrip. com International, ADR (1)	104,106	4,549
Netflix (1)	185,234	66,047				638,126
		87,858		Multiline Retail 0.9%
Interactive Media & Services 13.5%				Dollar General	306,049	36,512
Alphabet, Class A (1)	54,242	63,837				36,512
Alphabet, Class C (1)	152,088	178,446		Specialty Retail 0.9%
Facebook, Class A (1)	1,231,616	205,298		Ross Stores	360,586	33,570
IAC/InterActiveCorp (1)	83,198	17,481		Ulta Beauty (1)	13,835	4,825
Tencent Holdings (HKD)	2,072,700	95,319				38,395
		560,381
				Textiles, Apparel & Luxury Goods 0.1%
Total Communication Services		648,239
				V. F.	46,300	4,024
Consumer Discretionary 21.1%						4,024
Auto Components 0.6%				Total Consumer Discretionary		878,074
Aptiv	342,183	27,200		Consumer Staples 0.2%
		27,200
				Beverages 0.0%
Automobiles 0.3%				Constellation Brands, Class A	2,583	453
Ferrari (2)	33,300	4,456				453
Tesla (1)(2)	22,763	6,370
		10,826		Tobacco 0.2%
				Philip Morris International	88,000	7,778
Hotels, Restaurants & Leisure 3.0%
						7,778
Domino's Pizza (2)	4,300	1,110
Hilton Worldwide Holdings	222,767	18,514		Total Consumer Staples		8,231
Marriott International, Class A	186,309	23,306		Financials 4.9%
McDonald's	90,860	17,254		Banks 0.1%
Norwegian Cruise Line Holdings				Citigroup	42,108	2,620
(1)	133,285	7,325
Restaurant Brands International	212,569	13,840				2,620
Royal Caribbean Cruises	177,962	20,398		Capital Markets 3.5%
Wynn Resorts	33,427	3,989		Ameriprise Financial	3,884	498
Yum! Brands	172,882	17,255		Charles Schwab	635,419	27,171
		122,991		Goldman Sachs Group	4,802	922
				Intercontinental Exchange	357,345	27,208

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Moody's	4,700	851	WellCare Health Plans (1)	76,933	20,753
Morgan Stanley	413,515	17,450			298,161
Raymond James Financial	46,869	3,769	Life Sciences Tools & Services 1.3%
S&P Global	64,509	13,582	Agilent Technologies	54,621	4,391
TD Ameritrade Holding	1,077,014	53,840	Illumina (1)	1,440	447
		145,291	Thermo Fisher Scientific	185,052	50,652
Insurance 1.3%					55,490
American International Group	97,540	4,200	Pharmaceuticals 1.3%
Chubb	36,800	5,155	Elanco Animal Health (1)	167,770	5,381
Marsh & McLennan	89,715	8,424	Eli Lilly	281,874	36,576
Progressive	66,358	4,784	Merck	7,935	660
Willis Towers Watson	192,623	33,834	Pfizer	136,406	5,793
		56,397	Zoetis	45,041	4,534
Total Financials		204,308			52,944
Health Care 19.4%			Total Health Care		808,857
Biotechnology 2.4%			Industrials & Business Services 8.6%
Alexion Pharmaceuticals (1)	201,709	27,267	Aerospace & Defense 4.8%
Celgene (1)	2,593	245	Boeing	394,831	150,596
Regeneron Pharmaceuticals (1)	13,997	5,747	Harris (2)	123,032	19,650
Vertex Pharmaceuticals (1)	364,692	67,085	Northrop Grumman	114,619	30,901
		100,344			201,147
Health Care Equipment & Supplies 7.2%			Airlines 0.5%
Abbott Laboratories	146,463	11,708	American Airlines Group (2)	23,318	740
Becton Dickinson & Company	314,436	78,524	Delta Air Lines	90,434	4,671
Boston Scientific (1)	10,300	395	United Continental Holdings (1)	190,608	15,207
Danaher	376,135	49,658
Intuitive Surgical (1)	129,144	73,687			20,618
Stryker	445,249	87,946	Commercial Services & Supplies 0.1%
		301,918	Cintas	18,643	3,768
Health Care Providers & Services 7.2%					3,768
Anthem	213,476	61,263	Industrial Conglomerates 1.5%
Centene (1)	348,164	18,488	Honeywell International	160,278	25,471
Cigna	349,526	56,211	Roper Technologies	109,482	37,440
HCA Healthcare	66,461	8,665			62,911
Humana	84,530	22,485	Machinery 0.5%
UnitedHealth Group	446,075	110,296	Fortive	214,492	17,994

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Xylem	31,900	2,521	Semiconductors & Semiconductor Equipment 2.0%
		20,515	Analog Devices	26,500	2,790
Professional Services 0.1%			Broadcom	34,183	10,279
CoStar Group (1)	8,500	3,965	KLA-Tencor	20,400	2,436
IHS Markit (1)	22,150	1,204	Lam Research	4,663	835
		5,169	Maxim Integrated Products	297,415	15,813
Road & Rail 1.1%			Microchip Technology (2)	15,752	1,307
			NVIDIA	108,672	19,513
Canadian Pacific Railway	70,369	14,498
			Texas Instruments	196,933	20,889
CSX	225,767	16,892
			Xilinx	77,652	9,845
JB Hunt Transport Services	4,472	453
Kansas City Southern	10,753	1,247			83,707
Norfolk Southern	15,448	2,887	Software 14.0%
Union Pacific	54,924	9,184	Intuit	301,484	78,811
		45,161	Microsoft	1,947,669	229,708
Total Industrials & Business Services		359,289	salesforce. com (1)	503,298	79,707
			ServiceNow (1)	320,781	79,069
Information Technology 28.7%			Splunk (1)	238,268	29,688
Communications Equipment 0.1%			VMware, Class A	181,089	32,689
Motorola Solutions	21,586	3,031	Workday, Class A (1)	266,025	51,303
		3,031			580,975
Electronic Equipment, Instruments & Components 0.0%			Technology Hardware, Storage & Peripherals 0.2%
Corning	23,602	781	Apple	42,389	8,052
		781			8,052
IT Services 12.4%			Total Information Technology		1,191,628
ANT International, Class C,			Materials 0.5%
Acquisition Date: 6/7/18,
Cost: $6,963 (1)(3)(4)	1,241,204	6,963	Chemicals 0.4%
Automatic Data Processing	28,799	4,600	Air Products & Chemicals	31,748	6,063
Fidelity National Information			Sherwin-Williams	19,461	8,382
Services	241,023	27,260			14,445
Fiserv (1)(2)	469,824	41,476
FleetCor Technologies (1)	44,789	11,045	Containers & Packaging 0.1%
Global Payments	405,053	55,298	Ball	79,183	4,581
Mastercard, Class A	522,738	123,079			4,581
PayPal Holdings (1)	713,866	74,128	Total Materials		19,026
Visa, Class A	927,424	144,854
Worldpay, Class A (1)	232,415	26,379
		515,082

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Real Estate 0.0%			SECURITIES LENDING COLLATERAL 1.9%
Equity Real Estate Investment Trusts 0.0%			Investments in a Pooled Account through Securities Lending
American Tower, REIT	5,499	1,083	Program with State Street Bank and Trust Company 1.9%
Total Real Estate		1,083	Short-Term Funds 1.9%
			T. Rowe Price Short-Term Fund,
Utilities 0.3%			2.60% (5)(6)	7,914,593	79,146
Electric Utilities 0.0%			Total Investments in a Pooled Account through
			Securities Lending Program with State Street
NextEra Energy	1,871	362	Bank and Trust Company		79,146
		362	Total Securities Lending Collateral
Multi-Utilities 0.3%			(Cost $79,146)		79,146
Sempra Energy (2)	95,305	11,995
		11,995	Total Investments in Securities 101.6%
Total Utilities		12,357	(Cost $2,542,010)		$4,225,493
			Other Assets Less Liabilities (1.6)%		(67,921)
Total Common Stocks			Net Assets 100%		$4,157,572
(Cost $2,447,609)		4,131,092

SHORT-TERM INVESTMENTS 0.4%

Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund,
2.49% (5)(6)	15,255,033	15,255
Total Short-Term Investments
(Cost $15,255)		15,255

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $6,963 and represents 0.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$15,895	¤	¤ $	15,255
T. Rowe Price Short-Term Fund	1,921	¤	¤	79,146
				$94,401^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—	$—	$126
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$—	$126+

++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $126 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $94,401.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,028,810$	95,319$	6,963$	4,131,092
Short-Term Investments	15,255	—	—	15,255
Securities Lending Collateral	79,146	—	—	79,146
Total	$4,123,211$	95,319$	6,963$	4,225,493

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000 s)	Beginning Balance	Gain (Loss)	Ending Balance
	1/1/19	During Period	3/31/19
Investment in Securities
Common Stocks	$6,963	$–	$6,963

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 97.4%			Specialty Retail 1.0%
Communication Services 17.0%			Ross Stores	2,108,200	196,273
					196,273
Entertainment 1.7%
Electronic Arts (1)	806,663	81,981	Textiles, Apparel & Luxury Goods 0.9%
Netflix (1)	650,011	231,768	NIKE, Class B	1,995,400	168,033
		313,749			168,033
			Total Consumer Discretionary		3,469,570
Interactive Media & Services 15.3%
Alphabet, Class A (1)	743,132	874,585	Consumer Staples 1.0%
Alphabet, Class C (1)	364,967	428,220	Tobacco 1.0%
Facebook, Class A (1)	5,800,476	966,881	Philip Morris International	2,124,563	187,790
IAC/InterActiveCorp (1)	645,895	135,709	Total Consumer Staples		187,790
Tencent Holdings, ADR	9,508,600	437,205
			Financials 3.6%
		2,842,600
Total Communication Services		3,156,349	Capital Markets 3.6%
Consumer Discretionary 18.6%			Charles Schwab	6,579,607	281,344
			Intercontinental Exchange	1,970,750	150,053
Auto Components 1.3%			Morgan Stanley	2,825,053	119,217
Aptiv	3,038,879	241,560	TD Ameritrade Holding	2,375,293	118,741
		241,560	Total Financials		669,355
Hotels, Restaurants & Leisure 2.7%			Health Care 19.5%
Hilton Worldwide Holdings	2,022,718	168,108
			Biotechnology 2.6%
Las Vegas Sands	1,765,300	107,613
McDonald's	567,632	107,793	Alexion Pharmaceuticals (1)	726,765	98,244
Restaurant Brands International	1,884,227	122,682	Regeneron Pharmaceuticals (1)	206,648	84,854
			Vertex Pharmaceuticals (1)	1,622,857	298,525
		506,196
					481,623
Internet & Direct Marketing Retail 11.5%
			Health Care Equipment & Supplies 6.6%
Alibaba Group Holding, ADR (1)	1,958,000	357,237
Amazon. com (1)	874,823	1,557,841	Becton Dickinson & Company	1,445,183	360,905
Booking Holdings (1)	123,930	216,247	Intuitive Surgical (1)	765,296	436,663
Uber Technologies, Class A,			Stryker	2,187,483	432,072
Acquisition Date: 1/16/18,					1,229,640
Cost $469 (1)(2)(3)	14,229	694	Health Care Providers & Services 9.3%
		2,132,019	Anthem	835,450	239,757
Multiline Retail 1.2%			Centene (1)	1,710,308	90,817
Dollar General	1,890,100	225,489	Cigna	2,500,370	402,110
		225,489	HCA Healthcare	2,100,935	273,920
			Humana	478,204	127,202

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

UnitedHealth Group	1,977,800	489,031		Semiconductors & Semiconductor Equipment 1.2%
WellCare Health Plans (1)	402,117	108,471		ASML Holding	710,300	133,572
		1,731,308		Maxim Integrated Products	1,754,772	93,301
Pharmaceuticals 1.0%						226,873
Eli Lilly	1,469,100	190,630		Software 16.4%
		190,630		Intuit	1,442,967	377,206
Total Health Care		3,633,201		Microsoft	10,154,000	1,197,563
Industrials & Business Services 9.6%				Red Hat (1)	1,997,271	364,901
				salesforce. com (1)	1,569,400	248,546
Aerospace & Defense 6.9%				ServiceNow (1)	656,885	161,916
Boeing	2,586,332	986,479		Splunk (1)	1,476,300	183,947
Northrop Grumman	641,949	173,069		VMware, Class A	1,896,750	342,382
Spirit AeroSystems Holdings,
Class A	1,313,752	120,248		Workday, Class A (1)	861,617	166,163
		1,279,796				3,042,624
Commercial Services & Supplies 0.8%				Technology Hardware, Storage & Peripherals 1.6%
Waste Connections	1,691,450	149,846		Apple	1,581,700	300,444
		149,846				300,444
				Total Information Technology		5,022,750
Industrial Conglomerates 0.5%
Honeywell International	595,082	94,571		Utilities 1.1%
		94,571	Multi	-Utilities 0.6%
Machinery 1.0%				Sempra Energy	965,483	121,516
Fortive	993,332	83,331				121,516
PACCAR	1,368,500	93,249		Water Utilities 0.5%
		176,580		American Water Works	824,200	85,931
Road & Rail 0.4%						85,931
JB Hunt Transport Services	767,000	77,689		Total Utilities		207,447
		77,689		Total Common Stocks
Total Industrials & Business Services		1,778,482		(Cost $9,746,631)		18,124,944
Information Technology 27.0%				CONVERTIBLE PREFERRED STOCKS 0.9%

IT Services 7.8%				Consumer Discretionary 0.8%
Fidelity National Information
Services	532,367	60,210		Internet & Direct Marketing Retail 0.7%
Global Payments	1,690,432	230,778		Airbnb, Series D, Acquisition
PayPal Holdings (1)	2,554,200	265,228		Date:4/16/14, Cost $15,993
Visa, Class A	5,740,400	896,593	(1)	(2)(3)	392,823	45,583
		1,452,809

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

		Shares	$ Value		Shares	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Airbnb, Series E, Acquisition			Software 0.1%
Date:	7/14/15, Cost $21,553
(1)	(2)(3)	231,515	26,865	Aurora Innovation, Series B,
	Uber Technologies, Series A,			Acquisition Date: 3/1/19,
	Acquisition Date: 1/16/18,			Cost $14,738 (1)(2)(3)	159,498	14,738
	Cost $66 (1)(2)(3)	2,028	99			14,738
	Uber Technologies, Series B,			Total Consumer Discretionary		142,598
	Acquisition Date: 1/16/18,
	Cost $179 (1)(2)(3)	5,439	265	Information Technology 0.1%
	Uber Technologies, Series C-1,
	Acquisition Date: 1/16/18,			Communications Equipment 0.1%
	Cost $47 (1)(2)(3)	1,438	70	Magic Leap, Series C,
	Uber Technologies, Series C-2,			Acquisition Date: 1/20/16,
	Acquisition Date: 1/16/18,			Cost $16,738 (1)(2)(3)	726,712	19,621
	Cost $38 (1)(2)(3)	1,165	57	Magic Leap, Series D,
	Uber Technologies, Series C-3,			Acquisition Date: 10/12/17,
	Acquisition Date: 1/16/18,			Cost $5,850 (1)(2)(3)	216,680	5,851
	Cost $1 (1)(2)(3)	14	1	Total Information Technology		25,472
	Uber Technologies, Series D,			Total Convertible Preferred Stocks
	Acquisition Date: 1/16/18,			(Cost $119,289)		168,070
	Cost $43 (1)(2)(3)	1,293	63
	Uber Technologies, Series E,
	Acquisition Date: 12/5/14 -			SHORT-TERM INVESTMENTS 2.8%
	1/16/18, Cost $23,135 (1)(2)(3)	694,386	33,867
	Uber Technologies, Series G,			Money Market Funds 2.8%
	Acquisition Date: 12/3/15,			T. Rowe Price Government Reserve
	Cost $20,585 (1)(2)(3)	422,055	20,585	Fund, 2.49% (4)(5)	519,721,504	519,721
	Uber Technologies, Series G-1,					519,721
	Acquisition Date: 1/16/18,			Total Short-Term Investments
	Cost $152 (1)(2)(3)	3,122	152	(Cost $519,721)		519,721
	Uber Technologies, Series Seed,
	Acquisition Date: 1/16/18,
	Cost $171 (1)(2)(3)	5,192	253	Total Investments in Securities 101.1%

			127,860	(Cost $10,385,641)		$18,812,735
				Other Assets Less Liabilities (1.1)%		(204,243)
				Net Assets 100.0%		18,608,492

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $168,764 and represents 0.9% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$2,680+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$352,278	¤	¤ $	519,721^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,680 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $519,721.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$18,124,250$	— $	694$	18,124,944
Convertible Preferred Stocks	—	—	168,070	168,070
Short-Term Investments	519,721	—	—	519,721
Total	$18,643,971$	— $	168,764$	18,812,735

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $6,188 for the period ended March 31, 2019.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period	Purchases	3/31/19
Investment in Securities
Common Stocks	$694$	— $	— $	694
Convertible Preferred Stocks	147,144	6,188	14,738	168,070
Total Level 3	$147,838$	6,188$	14,738$	168,764

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 94.6%			Food & Staples Retailing 1.2%
Communication Services 5.1%			Walmart	420,588	41,020
					41,020
Diversified Telecommunication Services 2.7%
AT&T	549,400	17,229	Food Products 3.9%
Verizon Communications	1,218,966	72,078	Bunge	546,675	29,012
			Conagra Brands	737,400	20,456
		89,307
			Tyson Foods, Class A	1,163,085	80,753
Entertainment 0.7%					130,221
Fox, Class B (1)	527,565	18,929
Walt Disney	41,615	4,620	Household Products 1.6%
			Kimberly-Clark	435,350	53,940
		23,549
					53,940
Media 1.7%
Comcast, Class A	1,016,463	40,638	Tobacco 1.5%
News, Class A	1,352,300	16,823	Philip Morris International	577,330	51,030
		57,461			51,030
Total Communication Services		170,317	Total Consumer Staples		312,461
Consumer Discretionary 2.7%			Energy 10.2%
Auto Components 0.8%			Oil, Gas & Consumable Fuels 10.2%
Magna International	516,061	25,127	EQT	567,368	11,767
			Equitrans Midstream	511,559	11,142
		25,127
			Exxon Mobil	888,194	71,766
Hotels, Restaurants & Leisure 1.3%			Hess (2)	465,833	28,057
Carnival	438,100	22,220	Occidental Petroleum	690,459	45,708
Las Vegas Sands	366,542	22,344	Pioneer Natural Resources	205,320	31,266
		44,564	TOTAL, ADR	1,526,155	84,931
Leisure Products 0.2%			TransCanada	1,281,164	57,576
Mattel (1)(2)	586,064	7,619	Total Energy		342,213
		7,619	Financials 21.7%
Multiline Retail 0.4%			Banks 10.6%
Kohl's (2)	194,400	13,369	Citigroup	472,055	29,371
		13,369	Fifth Third Bancorp	1,926,184	48,578
Total Consumer Discretionary		90,679	JPMorgan Chase	1,071,041	108,422
Consumer Staples 9.3%			Signature Bank	123,200	15,778
			U. S. Bancorp	911,545	43,927
Beverages 1.1%			Wells Fargo	2,215,967	107,076
PepsiCo	295,798	36,250			353,152
		36,250

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Capital Markets 3.8%			Perrigo (2)	464,200	22,356
Bank of New York Mellon	780,041	39,337	Pfizer	2,040,640	86,666
Franklin Resources (2)	841,698	27,894			243,711
Morgan Stanley	1,446,942	61,061	Total Health Care		481,405
		128,292	Industrials & Business Services 11.2%
Diversified Financial Services 0.4%			Aerospace & Defense 2.9%
AXA Equitable Holdings (2)	645,291	12,996	Boeing	148,393	56,600
		12,996	Raytheon (2)	136,700	24,890
Insurance 6.9%			United Technologies	128,851	16,608
American International Group	1,164,172	50,129			98,098
Chubb	459,575	64,377	Air Freight & Logistics 1.2%
Loews	728,259	34,906	United Parcel Service, Class B	352,540	39,393
Marsh & McLennan	471,346	44,260			39,393
MetLife	890,815	37,922
			Airlines 1.3%
		231,594	Southwest Airlines	841,422	43,678
Total Financials		726,034
					43,678
Health Care 14.4%
			Building Products 2.5%
Biotechnology 0.9%			Fortune Brands Home &
Gilead Sciences	443,647	28,842	Security (2)	713,086	33,950
		28,842	Johnson Controls International	1,341,574	49,558
Health Care Equipment & Supplies 4.3%					83,508
Becton Dickinson & Company	93,088	23,247	Commercial Services & Supplies 0.6%
Hologic (1)	638,431	30,900	Stericycle (1)(2)	386,100	21,012
Medtronic	767,035	69,861			21,012
Zimmer Biomet Holdings	170,500	21,773	Industrial Conglomerates 1.2%
		145,781	GE	4,000,197	39,962
Health Care Providers & Services 1.3%					39,962
CVS Health	813,683	43,882	Machinery 0.9%
		43,882	Illinois Tool Works	211,685	30,383
Life Sciences Tools & Services 0.6%					30,383
Thermo Fisher Scientific	70,104	19,189	Professional Services 0.6%
		19,189	Nielsen Holdings	864,146	20,454
Pharmaceuticals 7.3%					20,454
Johnson & Johnson	465,373	65,054	Total Industrials & Business Services		376,488
Merck	837,259	69,635

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Information Technology 10.3%			NextEra Energy	12,800	2,475
			PG&E (1)	724,353	12,893
Communications Equipment 2.5%			Southern	1,341,876	69,348
Cisco Systems	1,572,434	84,896			148,648
		84,896	Multi-Utilities 0.2%
Electronic Equipment, Instruments & Components 0.7%			Sempra Energy (2)	51,700	6,507
TE Connectivity	298,081	24,070			6,507
		24,070	Total Utilities		155,155
Semiconductors & Semiconductor Equipment 3.6%			Total Common Stocks
Applied Materials	757,214	30,031	(Cost $2,576,557)		3,169,354
QUALCOMM	897,046	51,159
Texas Instruments	357,900	37,962	CONVERTIBLE PREFERRED STOCKS 2.0%
		119,152	Health Care 0.2%
Software 3.5%			Health Care Equipment & Supplies 0.2%
Microsoft	978,520	115,406	Becton Dickinson & Company,
		115,406	Series A, 6.125%, 5/1/20	128,278	7,982
Total Information Technology		343,524	Total Health Care		7,982
Materials 3.4%			Utilities 1.8%
Chemicals 2.1%			Electric Utilities 1.0%
CF Industries Holdings	571,179	23,350	NextEra Energy, 6.123%, 9/1/19	509,201	31,686
DowDuPont	876,389	46,720			31,686
		70,070	Multi-Utilities 0.8%
Containers & Packaging 1.3%			Sempra Energy, Series A,
International Paper	981,317	45,406	6.00%, 1/15/21	202,786	21,470
		45,406	Sempra Energy, Series B,
			6.75%, 7/15/21	49,851	5,300
Total Materials		115,476			26,770
Real Estate 1.7%			Total Utilities		58,456
Equity Real Estate Investment Trusts 1.7%			Total Convertible Preferred Stocks
SL Green Realty, REIT(2)	243,700	21,913	(Cost $56,962)		66,438
Weyerhaeuser, REIT	1,279,000	33,689
Total Real Estate		55,602
Utilities 4.6%
Electric Utilities 4.4%
Duke Energy	300,130	27,012
Evergy	636,007	36,920

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%			SECURITIES LENDING COLLATERAL 1.7%

Money Market Funds 2.3%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve			Program with State Street Bank and Trust Company 1.7%
Fund, 2.49% (3)(4)	78,289,023	78,289	Short-Term Funds 1.7%
		78,289	T. Rowe Price Short-Term Fund,
Total Short-Term Investments			2.60% (3)(4)	5,854,553	58,545
(Cost $78,289)		78,289	Total Investments in a Pooled Account
			through Securities Lending Program with
			State Street Bank and Trust Company		58,545
			Total Securities Lending Collateral
			(Cost $58,545)		58,545

			Total Investments in Securities 100.6%
			(Cost $2,770,353)		$3,372,626
			Other Assets Less Liabilities (0.6)%		(21,565)
			Net Assets 100.0%		3,351,061

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$423
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$423+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government Reserve Fund	$75,296		¤	¤ $	78,289
T. Rowe Price Short-Term Fund	47,422		¤	¤	58,545
					$136,834^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $423 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,834.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Value Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,169,354$	— $	— $	3,169,354
Convertible Preferred Stocks	—	66,438	—	66,438
Short-Term Investments	78,289	—	—	78,289
Securities Lending Collateral	58,545	—	—	58,545
Total	$3,306,188$	66,438$	— $	3,372,626

	T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.3%			CarMax (1)	368,930	25,752
			Michaels (1)	734,000	8,382
Communication Services 1.7%			O'Reilly Automotive (1)	123,000	47,761
Interactive Media & Services 1.7%			Tiffany	173,000	18,260
IAC/InterActiveCorp (1)	570,000	119,763	Ulta Beauty (1)	111,000	38,709
Zillow Group, Class A (1)	47,340	1,619			216,799
Zillow Group, Class C (1)	247,165	8,586	Textiles, Apparel & Luxury Goods 1.2%
Total Communication Services		129,968	Levi Strauss, Class A (1)	385,435	9,077
Consumer Discretionary 14.5%			Tapestry	2,583,000	83,922
Auto Components 1.3%					92,999
Aptiv	926,000	73,608	Total Consumer Discretionary		1,096,641
Visteon (1)	301,000	20,272	Consumer Staples 3.0%
		93,880	Food & Staples Retailing 1.6%
Automobiles 0.1%			Casey's General Stores	471,256	60,684
Ferrari	68,000	9,098	Kroger	1,114,000	27,404
		9,098	Sprouts Farmers Market (1)	1,497,000	32,245
Diversified Consumer Services 0.6%					120,333
ServiceMaster Global Holdings			Food Products 1.4%
(1)	987,000	46,093	Conagra Brands	1,748,387	48,500
		46,093	TreeHouse Foods (1)	870,000	56,159
Hotels, Restaurants & Leisure 6.2%					104,659
Aramark	860,770	25,436	Total Consumer Staples		224,992
Darden Restaurants	220,000	26,723	Energy 3.2%
Dunkin' Brands Group	620,000	46,562
Hilton Worldwide Holdings	627,498	52,151	Oil, Gas & Consumable Fuels 3.2%
Marriott International, Class A	430,000	53,789	Cabot Oil & Gas	1,744,000	45,519
MGM Resorts International	3,231,139	82,911	Centennial Resource
			Development, Class A (1)	1,286,000	11,304
Norwegian Cruise Line Holdings
(1)	2,109,197	115,922	Concho Resources	746,000	82,776
Vail Resorts	310,000	67,363	Continental Resources (1)	736,000	32,951
		470,857	Pioneer Natural Resources	374,000	56,953
			Venture Global LNG, Series B,
Multiline Retail 2.2%			Acquisition Date: 3/8/18, Cost
Dollar General	796,000	94,963	$912 (1)(2)(3)	302	1,570
Dollar Tree (1)	685,000	71,952	Venture Global LNG, Series C,
			Acquisition Date: 10/16/17 -
		166,915	3/8/18, Cost $7,718 (1)(2)(3)	2,097	10,904
Specialty Retail 2.9%			Total Energy		241,977
Burlington Stores (1)	497,417	77,935

	T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Financials 7.9%			ICU Medical (1)	137,305	32,861
			IDEXX Laboratories (1)	95,414	21,334
Banks 0.7%			Teleflex	644,000	194,591
Fifth Third Bancorp	1,230,000	31,021	West Pharmaceutical Services	373,000	41,105
Webster Financial	427,000	21,636			640,150
		52,657
			Health Care Providers & Services 0.6%
Capital Markets 3.2%			Acadia Healthcare (1)	983,000	28,812
Cboe Global Markets	618,000	58,982	MEDNAX (1)	554,000	15,052
KKR, Class A	1,631,000	38,312			43,864
MarketAxess Holdings	125,000	30,760
			Health Care Technology 0.1%
Oaktree Capital Partnership	298,000	14,796
TD Ameritrade Holding	2,049,000	102,429	Veeva Systems, Class A (1)	79,000	10,022
		245,279			10,022
Consumer Finance 0.2%			Life Sciences Tools & Services 3.5%
SLM	1,844,939	18,284	Agilent Technologies	1,736,174	139,553
			Bruker	2,304,000	88,566
		18,284
			IQVIA Holdings (1)	234,000	33,661
Insurance 3.8%
					261,780
Assurant	445,000	42,235
			Pharmaceuticals 2.8%
Axis Capital Holdings	434,000	23,774
Fidelity National Financial	2,237,049	81,764	Amneal Pharmaceuticals (1)	1,791,000	25,378
Progressive	368,000	26,529	Catalent (1)	1,976,000	80,206
Willis Towers Watson	619,246	108,771	Elanco Animal Health (1)	1,867,000	59,875
			Perrigo	999,000	48,112
		283,073
					213,571
Total Financials		599,293
			Total Health Care		1,356,591
Health Care 18.0%
			Industrials & Business Services 19.9%
Biotechnology 2.5%
			Aerospace & Defense 4.5%
Alkermes (1)	1,487,000	54,261
Alnylam Pharmaceuticals (1)	283,000	26,446	BWX Technologies	800,280	39,678
Argenx, ADR (1)	123,728	15,446	Harris	868,000	138,628
Incyte (1)	443,000	38,103	L3 Technologies	137,000	28,273
Sage Therapeutics (1)	122,000	19,404	Textron	2,554,362	129,404
Seattle Genetics (1)	458,000	33,544			335,983
		187,204	Airlines 0.8%
Health Care Equipment & Supplies 8.5%			Alaska Air Group	359,300	20,164
Cooper	558,000	165,263	United Continental Holdings (1)	497,205	39,667
Exact Sciences (1)	368,900	31,954			59,831
Hologic (1)	3,162,018	153,042

	T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Building Products 0.7%			Information Technology 21.2%
Allegion	618,000	56,059	Electronic Equipment, Instruments & Components 3.5%
		56,059	Cognex	147,000	7,476
Commercial Services & Supplies 1.2%			Coherent (1)	149,910	21,245
frontdoor (1)	614,000	21,134	Corning	2,490,021	82,420
KAR Auction Services	430,863	22,108	Keysight Technologies (1)	1,415,708	123,450
Waste Connections	491,606	43,551	National Instruments	578,000	25,640
		86,793			260,231
Electrical Equipment 1.2%			IT Services 6.9%
Sensata Technologies Holding			Black Knight (1)	738,000	40,221
(1)	2,091,000	94,137	CoreLogic (1)	1,533,000	57,120
		94,137	Fidelity National Information
Industrial Conglomerates 1.4%			Services	488,000	55,193
Roper Technologies	310,000	106,010	Fiserv (1)	991,110	87,495
			FleetCor Technologies (1)	312,000	76,936
		106,010
			Gartner (1)	249,000	37,768
Machinery 4.9%			Global Payments	312,000	42,594
Colfax (1)	1,559,000	46,271	Shopify, Class A (1)	86,000	17,769
Fortive	1,051,000	88,168	Worldpay, Class A (1)	922,000	104,647
Gardner Denver Holdings (1)	2,178,099	60,573			519,743
IDEX	682,000	103,487
			Semiconductors & Semiconductor Equipment 5.3%
Xylem	926,000	73,191
			Entegris	553,000	19,737
		371,690
			Marvell Technology Group	2,858,000	56,846
Professional Services 4.1%			Maxim Integrated Products	942,362	50,105
CoStar Group (1)	124,000	57,836	Microchip Technology	1,858,258	154,161
Equifax	246,000	29,151	Skyworks Solutions	624,000	51,468
IHS Markit (1)	938,000	51,008	Xilinx	560,000	71,002
TransUnion	1,056,398	70,610			403,319
Verisk Analytics	745,000	99,085
			Software 5.5%
		307,690
			Atlassian, Class A (1)	492,385	55,339
Road & Rail 1.1%			Ceridian HCM Holding (1)	436,103	22,372
JB Hunt Transport Services	499,000	50,544	DocuSign (1)	368,000	19,077
Kansas City Southern	247,000	28,647	Guidewire Software (1)	36,882	3,584
		79,191	Red Hat (1)	62,000	11,328
Total Industrials & Business Services		1,497,384	Splunk (1)	325,000	40,495
			SS&C Technologies Holdings	564,000	35,921
			Symantec	2,606,367	59,920
			Tableau Software, Class A (1)	420,000	53,458

		T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

		Shares	$ Value			Shares	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	Workday, Class A (1)	591,000	113,974		Total Common Stocks
			415,468		(Cost $5,109,580)		7,338,842
	Total Information Technology		1,598,761
					CONVERTIBLE PREFERRED STOCKS 0.6%
	Materials 6.5%
					Consumer Discretionary 0.2%
	Chemicals 2.4%
	Air Products & Chemicals	497,364	94,977		Internet & Direct Marketing Retail 0.2%
	RPM International	1,053,000	61,116		Roofoods, Series F, Acquisition
	Valvoline	1,415,000	26,262	Date:	9/12/17, Cost $9,756
				(1)	(2)(3)	27,594	14,071
			182,355		Total Consumer Discretionary		14,071

	Construction Materials 0.5%				Information Technology 0.1%
	Martin Marietta Materials	188,000	37,822
					Software 0.1%
			37,822
					Slack Technologies, Series H,
	Containers & Packaging 3.1%				Acquisition Date: 8/17/18,
	Avery Dennison	374,000	42,262	Cost $	4,917 (1)(2)(3)	413,004	4,917
	Ball	2,294,000	132,731		Total Information Technology		4,917
	Sealed Air	1,237,000	56,976		Real Estate 0.3%
			231,969
					Real Estate Management & Development 0.3%
	Metals & Mining 0.5%				WeWork, Series D-1, Acquisition
	Franco-Nevada	497,000	37,300	Date:	12/9/14, Cost $4,367
				(1)	(2)(3)	262,263	13,454
			37,300
					WeWork, Series D-2, Acquisition
	Total Materials		489,446	Date:	12/9/14, Cost $3,431
				(1)	(2)(3)	206,064	10,571
	Real Estate 0.1%
					Total Real Estate		24,025
	Real Estate Management & Development 0.1%				Total Convertible Preferred Stocks
	WeWork, Class A, Acquisition				(Cost $22,471)		43,013
	Date: 12/9/14 - 5/26/15, Cost
	$1,457 (1)(2)(3)	100,420	5,151	SHORT	-TERM INVESTMENTS 2.2%
	Total Real Estate		5,151

	Utilities 1.3%			Short	-Term Investments 2.2%
					Money Market Funds 2.2%
	Gas Utilities 0.4%
					T. Rowe Price Treasury Reserve
	Atmos Energy	276,000	28,408		Fund, 2.49% (4)(5)	166,233,636	166,234

			28,408		Total Short-Term Investments		166,234
Multi	-Utilities 0.9%				Total Short-Term Investments
	Sempra Energy	558,000	70,230		(Cost $166,234)		166,234
			70,230
	Total Utilities		98,638

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 100.1%
(Cost $5,298,285)	$7,548,089
Other Assets Less Liabilities (0.1)%	(7,130)
Net Assets 100.0%	7,540,959

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $60,638 and represents 0.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized		Investment
Affiliate		(Loss)	Gain/Loss		Income
T. Rowe Price Short-Term Fund		$—	$—	$	—++
T. Rowe Price Treasury Reserve Fund		—	—		905
Totals	$	—#	$—		$905+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Short-Term Fund	$—	¤	¤ $	—
T. Rowe Price Treasury Reserve Fund	108,543	¤	¤	166,234
$166,234^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $905 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $166,234.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $(292) for the period ended March 31, 2019.

($000s)

	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	3/31/19
Investment in Securities
Common Stocks	$17,678	$(53)	$17,625
Convertible Preferred Stocks	43,252	(239)	43,013

Total	$60,930	$(292)	$60,638

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)
COMMON STOCKS 96.5%				OneSpaWorld Holdings (1)	502,000	6,857
				Papa John's International	410,700	21,747
Communication Services 1.9%				Red Robin Gourmet Burgers (1)	398,308	11,475
Diversified Telecommunication Services 0.2%				Wingstop	416,400	31,659
Iridium Communications (1)	351,400	9,291				152,776
		9,291		Household Durables 1.3%
Entertainment 0.4%				Cavco Industries (1)	68,300	8,027
Zynga, Class A (1)	4,261,500	22,714		Skyline Champion	625,756	11,890
		22,714		Tempur Sealy International (1)	472,600	27,255
				TRI Pointe Group (1)	1,612,361	20,380
Interactive Media & Services 0.2%
						67,552
Cargurus (1)	167,619	6,715
Eventbrite, Class A (1)	83,894	1,608		Internet & Direct Marketing Retail 0.1%
		8,323		A Place for Rover, Acquisition
			Date:	5/25/18, Cost $155
Media 1.1%			(1)	(3)(4)	22,774	155
Cable One	56,300	55,252		GrubHub (1)	54,219	3,767
		55,252				3,922
Total Communication Services		95,580		Multiline Retail 0.8%
Consumer Discretionary 10.8%				Ollie's Bargain Outlet Holdings
				(1)	441,652	37,686
Auto Components 0.6%				Tuesday Morning (1)	2,004,700	4,250
Gentherm (1)	439,562	16,202				41,936
Visteon (1)	187,151	12,605		Specialty Retail 3.7%
		28,807		Aaron's	610,500	32,112
Diversified Consumer Services 1.1%				Burlington Stores (1)	269,100	42,163
American Public Education (1)	302,649	9,116		Five Below (1)	136,000	16,898
Bright Horizons Family Solutions				Michaels (1)	1,167,200	13,329
(1)	179,246	22,784		Monro	688,125	59,536
Chegg (1)	366,393	13,967		National Vision Holdings (1)	352,174	11,069
J2 Acquisition (1)(2)	1,243,559	11,239	RH	(1)	63,561	6,544
J2 Acquisition, Warrants,
10/10/20 (1)	1,127,132	200				181,651
		57,306		Textiles, Apparel & Luxury Goods 0.1%
				Allbirds, Acquisition Date:
Hotels, Restaurants & Leisure 3.1%				10/10/18 - 12/21/18, Cost
Boyd Gaming	89,500	2,449		$2,915 (1)(3)(4)	53,162	2,915
Chuy's Holdings (1)	455,917	10,381				2,915
Denny's (1)	1,561,400	28,652		Total Consumer Discretionary		536,865
Dunkin' Brands Group	421,600	31,662
Fiesta Restaurant Group (1)	602,153	7,894

		T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

		Shares/Par	$ Value		Shares/Par	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Consumer Staples 4.9%			Venture Global LNG, Series C,
				Acquisition Date: 5/25/17 -
	Beverages 0.8%			3/8/18, Cost $8,412 (1)(3)(4)	2,319	12,059
	Boston Beer, Class A (1)	134,546	39,655			85,204

			39,655	Total Energy		98,205

	Food & Staples Retailing 0.5%			Financials 15.9%

	Performance Food Group (1)	628,813	24,926	Banks 8.8%
			24,926	Atlantic Capital Bancshares (1)	530,940	9,467

	Food Products 3.6%			BankUnited	810,600	27,074
	Cal-Maine Foods	689,755	30,784	Blue Hills Bancorp	562,932	13,454
	Collier Creek Holdings (1)	662,660	6,859	Bridge Bancorp	475,800	13,941
	Nomad Foods (1)	507,712	10,383	CenterState Bank	315,200	7,505
	Post Holdings (1)	398,000	43,541	Columbia Banking System	327,904	10,719
	Sanderson Farms	201,900	26,618	Crossfirst Bankshares,
				Acquisition Date: 10/23/18,
	Simply Good Foods (1)	1,039,036	21,394	Cost $3,462 (1)(3)(4)	242,972	3,462
	TreeHouse Foods (1)	627,227	40,487	Equity Bancshares, Class A (1)	305,900	8,810
			180,066	FB Financial	538,106	17,090
	Total Consumer Staples		244,647	First Bancshares	241,000	7,447

	Energy 2.0%			Grasshopper Bancorp,
				Warrants, 10/12/28,
	Energy Equipment & Services 0.3%			Acquisition Date: 10/12/18,
				Cost $— (1)(3)(4)	47,055	0
	Computer Modelling Group
	(CAD)	750,700	3,455	Heritage Commerce	973,812	11,783
Dril	-Quip (1)	208,200	9,546	Heritage Financial	483,600	14,576
				Home BancShares	1,704,990	29,957
			13,001
				Hope Bancorp	784,900	10,266
	Oil, Gas & Consumable Fuels 1.7%			Independent Bank Group	421,617	21,625
	Centennial Resource			Investors Bancorp	1,351,400	16,014
	Development, Class A (1)	1,123,384	9,874
				Live Oak Bancshares	537,853	7,858
	Diamondback Energy	188,600	19,148
				National Commerce (1)	194,000	7,607
	Jagged Peak Energy (1)	964,734	10,101
				Origin Bancorp	361,533	12,310
	Kosmos Energy	380,919	2,373
				Pacific Premier Bancorp	457,500	12,137
	Magnolia Oil & Gas (1)	939,500	11,274
				Pinnacle Financial Partners	539,317	29,501
	Matador Resources (1)	315,330	6,095
				Prosperity Bancshares	348,000	24,033
	New Fortress Energy (1)	315,136	3,681
				Seacoast Banking (1)	1,025,396	27,019
	Seven Generations Energy,
	Class A (CAD)(1)	1,330,200	9,606	Simmons First National, Class A	259,500	6,353
	Venture Global LNG, Series B,			South State	277,884	18,991
	Acquisition Date: 3/8/18, Cost			Texas Capital Bancshares (1)	175,750	9,594
	$577 (1)(3)(4)	191	993	Towne Bank / Portsmouth VA	557,500	13,798
				Webster Financial	316,938	16,059

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Western Alliance Bancorp (1)	643,100	26,393	Alder Biopharmaceuticals (1)	876,045	11,958
		434,843	Alkermes (1)	144,948	5,289
Capital Markets 1.0%			Allogene Therapeutics (1)	79,488	2,298
			AnaptysBio (1)	50,261	3,672
Barings BDC	529,028	5,190
			Argenx, ADR (1)	157,667	19,683
Cboe Global Markets	471,401	44,990
			Array BioPharma (1)	553,300	13,489
		50,180
			Ascendis Pharma, ADR (1)	291,786	34,343
Consumer Finance 1.1%			BeiGene, ADR (1)	13,434	1,773
Encore Capital Group (1)	719,088	19,581	Blueprint Medicines (1)	215,748	17,271
Green Dot, Class A (1)	50,200	3,045	Cara Therapeutics (1)	128,277	2,517
PRA Group (1)	858,800	23,024	Corvus Pharmaceuticals (1)	164,689	662
SLM	1,100,229	10,903	Crinetics Pharmaceuticals (1)	112,531	2,561
		56,553	CytomX Therapeutics (1)	217,159	2,334
Insurance 3.0%			Enanta Pharmaceuticals (1)	24,200	2,312
Assurant	323,602	30,713	Five Prime Therapeutics (1)	71,689	961
Axis Capital Holdings	390,550	21,394	Global Blood Therapeutics (1)	373,582	19,774
Goosehead Insurance, Class A	165,531	4,615	GlycoMimetics (1)	195,400	2,435
Hanover Insurance Group	246,900	28,189	Guardant Health (1)	62,169	4,768
Safety Insurance Group	149,776	13,051	ImmunoGen (1)	125,122	339
Selective Insurance Group	639,800	40,487	Immunomedics (1)	401,100	7,705
State Auto Financial	289,858	9,542	Insmed (1)	793,747	23,074
			Madrigal Pharmaceuticals (1)	19,948	2,499
		147,991
			Momenta Pharmaceuticals (1)	428,308	6,223
Thrifts & Mortgage Finance 2.0%			Orchard Therapeutics, ADR (1)	124,402	2,224
Capitol Federal Financial	1,395,886	18,635	Principia Biopharma (1)	154,713	5,260
Essent Group (1)	312,000	13,556	PTC Therapeutics (1)	99,900	3,760
Meridian Bancorp	1,071,218	16,807	Radius Health (1)	670,200	13,364
PennyMac Financial Services	521,400	11,596	Sage Therapeutics (1)	372,707	59,279
Radian Group	781,700	16,213	Sarepta Therapeutics (1)	36,700	4,374
Sterling Bancorp	786,063	7,971	Scholar Rock Holding (1)	67,361	1,266
WSFS Financial	309,565	11,949	Seattle Genetics (1)	128,084	9,381
		96,727	Ultragenyx Pharmaceutical (1)	158,886	11,020
Total Financials		786,294	Xencor (1)	419,125	13,018
Health Care 15.5%					343,194
Biotechnology 6.9%			Health Care Equipment & Supplies 3.4%
Abeona Therapeutics (1)	155,800	1,147	AtriCure (1)	267,100	7,156
Acceleron Pharma (1)	301,300	14,032	Avanos Medical (1)	614,600	26,231
Agios Pharmaceuticals (1)	137,427	9,268	ICU Medical (1)	76,822	18,386
Aimmune Therapeutics (1)	351,706	7,861	JAND, Class A, Acquisition Date:
			3/9/18, Cost $3,072 (1)(3)(4)	195,430	2,990

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Nevro (1)	173,748	10,861	Moog, Class A	182,187	15,841
NuVasive (1)	245,200	13,925	Teledyne Technologies (1)	260,813	61,815
Quidel (1)	512,486	33,552			168,466
Shockwave Medical (1)	46,412	1,553	Airlines 0.5%
STERIS	263,200	33,697
			Alclear Holdings, Class B,
Wright Medical Group (1)	632,109	19,880	Acquisition Date: 3/6/18 -
		168,231	12/13/18, Cost $7,841
			(1)(3)(4)(5)	52,226	11,751
Health Care Providers & Services 2.4%			Hawaiian Holdings	525,300	13,789
Acadia Healthcare (1)	595,695	17,460			25,540
Amedisys (1)	88,820	10,948
			Building Products 1.5%
Cross Country Healthcare (1)	625,520	4,397
			CSW Industrials (1)	224,343	12,853
Hanger (1)	665,755	12,683
			Gibraltar Industries (1)	596,424	24,221
Molina Healthcare (1)	378,500	53,732
			PGT Innovations (1)	798,995	11,066
U. S. Physical Therapy	176,914	18,581
			Quanex Building Products	493,472	7,841
		117,801	Simpson Manufacturing	271,900	16,115
Health Care Technology 0.4%					72,096
HMS Holdings (1)	679,600	20,123
			Commercial Services & Supplies 2.8%
		20,123	Brink's	723,966	54,594
Life Sciences Tools & Services 0.5%			Heritage-Crystal Clean (1)	451,900	12,405
Bruker	676,160	25,992	Rentokil Initial (GBP)	5,087,332	23,434
		25,992	Team(1)	716,700	12,542
Pharmaceuticals 1.9%			Waste Connections	418,800	37,102
Amneal Pharmaceuticals (1)	493,800	6,997			140,077
Catalent (1)	787,988	31,984	Construction & Engineering 0.5%
MyoKardia (1)	262,432	13,644	Valmont Industries	179,919	23,407
Prestige Consumer Healthcare					23,407
(1)	305,200	9,129
Reata Pharmaceuticals, Class A			Electrical Equipment 0.7%
(1)	33,200	2,838	AZZ	493,946	20,217
TherapeuticsMD (1)	3,698,931	18,014	Bloom Energy, Class A (1)	239,202	3,091
WaVe Life Sciences (1)	203,433	7,903	Thermon Group Holdings (1)	488,300	11,968
		90,509			35,276
Total Health Care		765,850
			Machinery 4.8%
Industrials & Business Services 16.4%			Barnes Group	248,800	12,791
Aerospace & Defense 3.4%			Chart Industries (1)	484,500	43,857
Aerojet Rocketdyne Holdings (1)	766,595	27,237	ESCO Technologies	465,438	31,198
BWX Technologies	712,735	35,338	Federal Signal	143,100	3,719
Cubic	502,051	28,235	Gardner Denver Holdings (1)	224,000	6,229

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Graco	434,300	21,507	Okta (1)	58,900	4,873
John Bean Technologies	435,733	40,040	ServiceTitan, Acquisition Date:
Luxfer Holdings	561,700	14,031	11/9/18, Cost $235 (1)(3)(4)	8,945	235
Mueller Water Products, Class A	2,031,100	20,392	StoneCo, Acquisition Date:
			10/25/18, Cost $4,732 (1)(3)	630,630	24,629
REV Group	443,193	4,853
			StoneCo, Class A (1)	331,063	13,610
Sun Hydraulics	235,917	10,973
			Tucows, Class A (1)	122,444	9,940
Toro	443,200	30,510
			Wix. com (1)	46,545	5,624
		240,100
					159,839
Marine 0.5%
			Semiconductors & Semiconductor Equipment 2.8%
Matson	723,881	26,125
			Cypress Semiconductor	351,800	5,249
		26,125	Entegris	1,051,100	37,514
Professional Services 0.2%			Inphi (1)	531,039	23,228
Huron Consulting Group (1)	165,300	7,805	Lattice Semiconductor (1)	3,109,097	37,091
		7,805	MACOM Technology Solutions
			Holdings (1)	541,700	9,052
Road & Rail 0.8%			MKS Instruments	121,500	11,305
Genesee & Wyoming, Class A (1)	112,900	9,838	Monolithic Power Systems	61,675	8,356
Knight-Swift Transportation			PDF Solutions (1)	655,214	8,092
Holdings	144,665	4,728
Landstar System	139,200	15,227			139,887
Schneider National, Class B	551,917	11,618	Software 6.7%
		41,411	2 U (1)	249,327	17,665
Trading Companies & Distributors 0.7%			Ceridian HCM Holding (1)	243,991	12,517
			Checkr, Acquisition Date:
SiteOne Landscape Supply (1)	584,142	33,384	6/29/18, Cost $390 (1)(3)(4)	31,697	390
		33,384	Coupa Software (1)	327,537	29,799
Total Industrials & Business Services		813,687	CyberArk Software (1)	126,860	15,103
Information Technology 15.0%			Descartes Systems Group (1)	1,095,161	39,842
			Five9 (1)	422,511	22,321
Electronic Equipment, Instruments & Components 1.8%
			Pagerduty, Acquisition Date:
CTS	457,100	13,425	9/28/18, Cost $166 (1)(3)(4)	30,690	498
Littelfuse	40,100	7,318	Paycom Software (1)	74,700	14,128
National Instruments	628,456	27,878	Pluralsight, Class A (1)	300,807	9,548
Novanta (1)	501,299	42,475	Proofpoint (1)	253,300	30,758
		91,096	SS&C Technologies Holdings	916,191	58,352
IT Services 3.2%			Tableau Software, Class A (1)	382,210	48,648
Booz Allen Hamilton Holding	620,000	36,047	Toast, Acquisition Date:
			9/14/18, Cost $9 (1)(3)(4)	508	14
Euronet Worldwide (1)	307,000	43,775	Zendesk (1)	365,500	31,067
Evo Payments, Class A (1)	154,483	4,488
					330,650
GTT Communications (1)	478,900	16,618

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 0.5%			First Industrial Realty Trust, REIT	320,409	11,330
Cray (1)	603,231	15,714	JBG SMITH Properties, REIT	445,362	18,416
Pure Storage, Class A (1)	298,356	6,501	Paramount Group, REIT	1,471,530	20,881
			PS Business Parks, REIT	306,622	48,087
		22,215
			Regency Centers, REIT	207,335	13,993
Total Information Technology		743,687
					249,959
Materials 2.3%
			Real Estate Management & Development 1.3%
Chemicals 0.9%			Colliers International Group	129,314	8,633
GCP Applied Technologies (1)	502,571	14,876	FirstService	517,354	46,220
Minerals Technologies	163,500	9,612	Redfin (1)	511,324	10,365
PolyOne	361,300	10,590			65,218
Quaker Chemical	52,500	10,517	Total Real Estate		315,177
		45,595
			Utilities 4.9%
Construction Materials 0.1%
			Electric Utilities 0.9%
Martin Marietta Materials	14,943	3,006
			PNM Resources	972,800	46,052
		3,006
					46,052
Metals & Mining 1.1%
			Gas Utilities 2.5%
Constellium, Class A (1)	777,600	6,205
Franco-Nevada (CAD)	216,600	16,239	Chesapeake Utilities	260,150	23,728
Haynes International	385,833	12,667	ONE Gas	666,400	59,330
Northern Star Resources (AUD)	1,390,253	8,833	Southwest Gas Holdings	532,011	43,763
Osisko Gold Royalties (CAD)	801,800	9,006			126,821
		52,950	Independent Power & Renewable Electricity Producers 0.3%

Paper & Forest Products 0.2%			NextEra Energy Partners	297,200	13,862
West Fraser Timber (CAD)	226,300	11,007			13,862
		11,007	Water Utilities 1.2%
Total Materials		112,558	California Water Service Group	482,200	26,174

Real Estate 6.4%			Middlesex Water	169,617	9,497
			SJW Group	355,610	21,955
Equity Real Estate Investment Trusts 5.1%					57,626
Acadia Realty Trust, REIT	493,300	13,452	Total Utilities		244,361
Alexander & Baldwin, REIT	710,449	18,074
			Total Miscellaneous Common Stocks(6)		22,609
American Campus
Communities, REIT	689,100	32,787	Total Common Stocks
			(Cost $3,643,579)		4,779,520
Community Healthcare Trust,
REIT	113,200	4,063
CubeSmart, REIT	277,400	8,888
EastGroup Properties, REIT	419,800	46,866
Equity Commonwealth, REIT	401,400	13,122

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	CONVERTIBLE PREFERRED STOCKS 1.4%
					Health Care 0.1%

	Consumer Discretionary 0.5%				Health Care Equipment & Supplies 0.1%

	Diversified Consumer Services 0.1%				JAND, Series E, Acquisition
				Date:	3/9/18, Cost $3,789
	1stdibs.com, Series D,			(1)	(3)(4)	241,083	3,688
	Acquisition Date: 2/7/19, Cost
	$2,637 (1)(3)(4)	526,258	2,637		Total Health Care		3,688

			2,637		Industrials & Business Services 0.1%

	Internet & Direct Marketing Retail 0.2%				Road & Rail 0.1%
	A Place for Rover, Series G,				Convoy, Series C, Acquisition
	Acquisition Date: 5/11/18,			Date:	9/14/18, Cost $3,999
Cost $	2,453 (1)(3)(4)	325,849	2,453	(1)	(3)(4)	563,190	3,999
	Roofoods, Series F, Acquisition				Total Industrials & Business Services		3,999
Date:	9/12/17, Cost $8,854
(1)	(3)(4)	25,043	12,771		Information Technology 0.4%

			15,224		IT Services 0.0%

	Specialty Retail 0.1%				ServiceTitan, Series A-1,
					Acquisition Date: 11/9/18,
	Vroom, Series F, Acquisition			Cost $	5 (1)(3)(4)	185	5
Date:	6/30/17, Cost $3,779
(1)	(3)(4)	221,555	3,977		ServiceTitan, Series D,
					Acquisition Date: 11/9/18,
			3,977	Cost $	2,387 (1)(3)(4)	90,775	2,387

	Textiles, Apparel & Luxury Goods 0.1%						2,392

	Allbirds, Series A, Acquisition				Software 0.4%
Date:	10/10/18, Cost $950
(1)	(3)(4)	17,333	950		Checkr, Series C, Acquisition
				Date:	4/10/18, Cost $1,791
	Allbirds, Series B, Acquisition			(1)	(3)(4)	131,220	1,791
Date:	10/10/18, Cost $167
(1)	(3)(4)	3,045	167		Pagerduty, Series D, Acquisition
					Date: 8/24/18 - 9/28/18, Cost
	Allbirds, Series C, Acquisition				$4,112 (1)(3)(4)	240,904	4,112
Date:	10/9/18, Cost $1,596
(1)	(3)(4)	29,103	1,596		Plex Systems Holdings, Series
					B, Acquisition Date: 6/9/14,
	Allbirds, Series Seed,			Cost $	1,713 (1)(3)(4)	746,493	1,836
	Acquisition Date: 10/10/18,
Cost $	511 (1)(3)(4)	9,313	511		Seismic Software, Series E,
					Acquisition Date: 12/13/18,
			3,224	Cost $	3,462 (1)(3)(4)	109,829	3,462
	Total Consumer Discretionary		25,062		Toast, Series B, Acquisition
				Date:	9/14/18, Cost $79
	Consumer Staples 0.2%			(1)	(3)(4)	4,568	125
					Toast, Series D, Acquisition
	Food Products 0.2%			Date:	6/27/18, Cost $5,630
	Farmers Business Network,			(1)	(3)(4)	325,293	8,880
	Series D, Acquisition Date:						20,206
	11/3/17 Cost $6,275 (1)(3)(4)	339,830	7,921
					Total Information Technology		22,598
	Total Consumer Staples		7,921

	T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

			SHORT-TERM INVESTMENTS 2.1%
Utilities 0.1%

Gas Utilities 0.1%			Money Market Funds 2.1%
South Jersey Industries,			T. Rowe Price Government Reserve
4/15/21, 7.25% (1)	116,763	5,998	Fund, 2.49% (7)(8)	104,713,263	104,713

Total Utilities		5,998	Total Short-Term Investments
			(Cost $104,713)		104,713
Total Convertible Preferred Stocks
(Cost $60,027)		69,266
			Total Investments in Securities 100.0%

CONVERTIBLE BONDS 0.0%			(Cost $3,808,790)		$4,953,970
			Other Assets Less Liabilities 0.0%		1,934
Financials 0.0%			Net Assets 100.0%		4,955,904

Banks 0.0%
Grasshopper Bancorp,
Acquisition Date: 10/12/18,
Cost $471 (1)(3)(4)	470,550	471

Total Convertible Bonds
(Cost $471)		471

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $11,239 and represents 0.2% of net assets.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $123,830 and represents 2.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
GBP British Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$551+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$58,838	¤	¤ $	104,713^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $551 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $104,713.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $839,000 for the period ended March 31, 2019.

($000 s)
	Beginning	Gain (Loss)		Ending Balance
	Balance 1/1/19	During Period	Total Purchases	3/31/19
Investment in Securities
Common Stocks	$35,462	$—	$—	$35,462
Convertible Preferred Stocks	59,792	839	2,637	63,268
Convertible Bonds	471	—	—	471

Total	$95,725	$839	$2,637	$99,201

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 99.1%			Automobiles 0.2%

Communication Services 10.9%			Ferrari	6,100	816
			Tesla (1)	3,446	965
Diversified Telecommunication Services 1.3%
					1,781
AT&T	148,328	4,651
			Hotels, Restaurants & Leisure 2.5%
Verizon Communications	83,828	4,957
			Darden Restaurants	8,176	993
		9,608
			Domino's Pizza	2,240	578
Entertainment 2.0%			Hilton Worldwide Holdings	22,134	1,840
Activision Blizzard	34,963	1,592	Marriott International, Class A	15,377	1,923
Electronic Arts (1)	28,551	2,902	McDonald's	30,977	5,883
Fox, Class A (1)	7,121	261	MGM Resorts International	50,084	1,285
Netflix (1)	18,392	6,558	Restaurant Brands International	19,324	1,258
Take-Two Interactive Software			Royal Caribbean Cruises	10,575	1,212
(1)	3,078	291
			Starbucks	24,142	1,795
Walt Disney	32,893	3,652
			Yum! Brands	15,687	1,566
		15,256
					18,333
Interactive Media & Services 5.5%
			Household Durables 0.2%
Alphabet, Class A (1)	7,975	9,386
			NVR (1)	640	1,771
Alphabet, Class C (1)	12,962	15,208
Facebook, Class A (1)	95,529	15,924			1,771

		40,518	Internet & Direct Marketing Retail 4.4%

Media 2.1%			Altaba (1)(2)	37,792	2,801
			Amazon.com (1)	14,219	25,321
Altice USA, Class A	24,210	520
			Booking Holdings (1)	2,399	4,186
Charter Communications,
Class A (1)	5,575	1,934			32,308

Comcast, Class A	241,358	9,649	Multiline Retail 0.4%

DISH Network, Class A (1)	15,100	479	Dollar General	15,356	1,832
Liberty Broadband, Class C (1)	30,130	2,764	Dollar Tree (1)	9,962	1,046

		15,346			2,878
Total Communication Services		80,728
			Specialty Retail 2.4%

Consumer Discretionary 11.2%			AutoZone (1)	1,297	1,328

Auto Components 0.3%			Burlington Stores (1)	2,600	407

Aptiv	25,711	2,044	Home Depot	28,670	5,501
Garrett Motion (1)	3,133	46	Lowe's	21,977	2,406
Magna International	12,520	609	O'Reilly Automotive (1)	6,068	2,356

		2,699	Ross Stores	23,649	2,202
			TJX	43,798	2,331

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Ulta Beauty (1)	2,847	993	Energy 4.8%
		17,524
			Energy Equipment & Services 0.5%
Textiles, Apparel & Luxury Goods 0.8%
			Halliburton	69,306	2,031

NIKE, Class B	58,671	4,941	Schlumberger	30,777	1,341
VF	10,400	904
					3,372
		5,845
			Oil, Gas & Consumable Fuels 4.3%
Total Consumer Discretionary		83,139
			BP, ADR	21,422	936

Consumer Staples 6.8%			Cabot Oil & Gas	27,953	730

Beverages 1.6%			Chevron	21,943	2,703

Coca-Cola	75,108	3,520	Concho Resources	12,952	1,437

Constellation Brands, Class A	3,385	593	EOG Resources	22,893	2,179

Keurig Dr Pepper	43,264	1,210	Exxon Mobil	146,438	11,832

PepsiCo	54,851	6,722	Hess	25,401	1,530

		12,045	Marathon Petroleum	42,913	2,568
			Occidental Petroleum	35,746	2,366
Food & Staples Retailing 1.1%
			Pioneer Natural Resources	8,200	1,249
Costco Wholesale	14,551	3,523
			TOTAL, ADR	34,877	1,941
Kroger	51,492	1,267
			TransCanada	60,325	2,711
Walmart	32,798	3,199
					32,182
		7,989
			Total Energy		35,554
Food Products 1.4%
			Financials 12.6%
Bunge	15,998	849

Conagra Brands	135,544	3,760	Banks 5.3%

Mondelez International, Class A	78,396	3,913	Bank of America	123,253	3,401

Tyson Foods, Class A	23,907	1,660	Citigroup	117,027	7,281

		10,182	Fifth Third Bancorp	139,837	3,527
			First Republic Bank	25,169	2,528
Household Products 1.4%
			JPMorgan Chase	110,128	11,148
Kimberly-Clark	23,627	2,927
			KeyCorp	34,363	541
Procter & Gamble	69,197	7,200
			PNC Financial Services Group	13,660	1,676

		10,127	US Bancorp	11,072	534

Tobacco 1.3%			Wells Fargo	178,640	8,632

Altria Group	73,900	4,244			39,268
Philip Morris International	60,896	5,383
			Capital Markets 2.7%

		9,627	Ameriprise Financial	10,033	1,285

Total Consumer Staples		49,970	Brookfield Asset Management,
			Class A	8,356	390

			Cboe Global Markets	20,735	1,979

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Charles Schwab	68,627	2,934	Biogen (1)	5,991	1,416
CME Group	7,442	1,225	BioMarin Pharmaceutical (1)	7,668	681
Franklin Resources	20,307	673	Celgene (1)	21,280	2,008
Intercontinental Exchange	34,661	2,639	Gilead Sciences	32,158	2,091
KKR, Class A	23,949	563	Incyte (1)	5,262	453
Morgan Stanley	53,671	2,265	Regeneron Pharmaceuticals (1)	958	393
Raymond James Financial	9,738	783	Vertex Pharmaceuticals (1)	15,995	2,942
S&P Global	9,993	2,104			14,386
State Street	18,297	1,204
			Health Care Equipment & Supplies 3.1%
TD Ameritrade Holding	43,313	2,165
			Abbott Laboratories	25,223	2,016
		20,209	Align Technology (1)	3,377	960
Consumer Finance 0.5%			Becton Dickinson & Company	22,486	5,615
Ally Financial	29,443	809	Cooper	1,624	481
Capital One Financial	15,655	1,279	Danaher	12,475	1,647
Synchrony Financial	46,139	1,472	Hologic (1)	28,442	1,377
		3,560	Intuitive Surgical (1)	9,746	5,561
			Medtronic	22,429	2,043
Diversified Financial Services 1.5%
			Stryker	17,306	3,418
AXA Equitable Holdings	90,952	1,832
Berkshire Hathaway, Class B (1)	36,987	7,430			23,118
Voya Financial	33,749	1,686	Health Care Providers & Services 3.0%
		10,948	Anthem	13,943	4,001
			Centene (1)	22,902	1,216
Insurance 2.6%
			Cigna	27,344	4,398
American International Group	92,415	3,979
			CVS Health	44,546	2,402
Chubb	35,319	4,948
			HCA Healthcare	15,335	2,000
CNA Financial	7,342	318
			UnitedHealth Group	27,848	6,886
Fidelity National Financial	11,422	418
			WellCare Health Plans (1)	4,394	1,185
Loews	5,967	286
Marsh & McLennan	24,143	2,267			22,088
MetLife	58,300	2,482	Life Sciences Tools & Services 0.9%
Progressive	21,123	1,523	Agilent Technologies	25,986	2,089
Willis Towers Watson	18,549	3,258	Thermo Fisher Scientific	15,574	4,263
		19,479			6,352
Total Financials		93,464	Pharmaceuticals 5.4%
Health Care 14.3%			Allergan	13,271	1,943
			Elanco Animal Health (1)	19,999	641
Biotechnology 1.9%
			Eli Lilly	56,263	7,301
Alexion Pharmaceuticals (1)	14,293	1,932
			Johnson & Johnson	89,029	12,445
Amgen	13,004	2,470
			Merck	60,254	5,011

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Pfizer	294,669	12,515	Roper Technologies	14,417	4,930
		39,856			14,322
Total Health Care		105,800	Machinery 1.8%
Industrials & Business Services 9.3%			Flowserve	28,241	1,275
			Fortive	53,675	4,503
Aerospace & Defense 2.6%
			Illinois Tool Works	16,871	2,421
Boeing	26,287	10,027
			PACCAR	49,714	3,388
Harris	18,088	2,889
			Stanley Black & Decker	4,700	640
L3 Technologies	5,579	1,151
			Wabtec	12,278	905
Northrop Grumman	13,862	3,737
Textron	31,763	1,609			13,132
		19,413	Professional Services 0.2%
			TransUnion	25,105	1,678
Air Freight & Logistics 0.6%
FedEx	11,498	2,086			1,678
United Parcel Service, Class B	19,924	2,226	Road & Rail 0.3%
		4,312	JB Hunt Transport Services	9,100	922
			Kansas City Southern	8,902	1,032
Airlines 0.9%
Alaska Air Group	40,995	2,301			1,954
Delta Air Lines	43,822	2,263	Total Industrials & Business Services		68,860
United Continental Holdings (1)	27,656	2,206	Information Technology 21.0%

		6,770	Communications Equipment 1.7%
Building Products 0.2%			Cisco Systems	172,633	9,320
Fortune Brands Home &			Juniper Networks	28,106	744
Security	25,229	1,201	Motorola Solutions	17,581	2,469
Resideo Technologies (1)	5,740	111
					12,533
		1,312
			Electronic Equipment, Instruments & Components 0.4%
Commercial Services & Supplies 0.6%			Amphenol, Class A	28,626	2,703
Stericycle (1)	40,793	2,220	Keysight Technologies (1)	4,422	386
Waste Connections	28,533	2,528
					3,089
		4,748
			IT Services 5.1%
Electrical Equipment 0.2%			Accenture, Class A	27,271	4,800
Hubbell	10,332	1,219	Cognizant Technology
		1,219	Solutions, Class A	27,500	1,992
			Fidelity National Information
Industrial Conglomerates 1.9%			Services	20,634	2,334
General Electric	439,540	4,391	FleetCor Technologies (1)	9,300	2,293
Honeywell International	31,468	5,001	Global Payments	14,314	1,954
			Mastercard, Class A	33,183	7,813

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PayPal Holdings (1)	21,245	2,206	CF Industries Holdings	2,834	116
VeriSign (1)	5,235	951	DowDuPont	104,040	5,546
Visa, Class A	68,548	10,707	Linde	7,170	1,262
Worldpay, Class A (1)	21,715	2,465	PPG Industries	17,871	2,017
		37,515	RPM International	14,901	865
			Sherwin-Williams	3,950	1,701
Semiconductors & Semiconductor Equipment 4.0%
			Valvoline	14,133	262
Applied Materials	42,603	1,690
Broadcom	12,736	3,830			15,411
Intel	17,571	943	Containers & Packaging 0.5%
KLA-Tencor	17,181	2,051	Avery Dennison	13,000	1,469
Lam Research	11,642	2,084	International Paper	21,623	1,000
Marvell Technology Group	23,695	471	Sealed Air	26,653	1,228
Microchip Technology	27,407	2,274			3,697
Micron Technology (1)	70,999	2,934
			Metals & Mining 0.1%
NVIDIA	30,760	5,523
			Southern Copper	11,365	451
NXP Semiconductors	12,634	1,117
					451
QUALCOMM	30,171	1,721
Texas Instruments	32,872	3,487	Total Materials		19,559
Xilinx	13,400	1,699	Real Estate 2.1%
		29,824	Equity Real Estate Investment Trusts 2.1%
Software 6.6%			American Tower, REIT	9,562	1,884
Intuit	9,524	2,490	AvalonBay Communities, REIT	6,293	1,263
Microsoft	248,734	29,336	Crown Castle International, REIT	4,481	574
Oracle	39,243	2,108	Equity Residential, REIT	22,408	1,688
Red Hat (1)	13,926	2,544	JBG SMITH Properties, REIT	9,585	396
salesforce. com (1)	19,399	3,072	Prologis, REIT	40,102	2,885
Symantec	171,352	3,939	Public Storage, REIT	5,174	1,127
Synopsys (1)	24,105	2,776	Regency Centers, REIT	13,647	921
VMware, Class A	11,846	2,138	Simon Property Group, REIT	6,861	1,250
		48,403	SL Green Realty, REIT	12,593	1,133
			Vornado Realty Trust, REIT	15,752	1,062
Technology Hardware, Storage & Peripherals 3.2%
			Weyerhaeuser, REIT	52,543	1,384
Apple	125,405	23,821
			Total Real Estate		15,567
		23,821
Total Information Technology		155,185	Utilities 3.4%
Materials 2.7%			Electric Utilities 1.9%
			Duke Energy	15,204	1,368
Chemicals 2.1%
			Entergy	20,500	1,960
Air Products & Chemicals	19,069	3,642
			Evergy	20,799	1,207

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Eversource Energy	19,665	1,395
NextEra Energy	30,187	5,836	SHORT-TERM INVESTMENTS 0.6%
Southern	46,467	2,402
			Money Market Funds 0.6%
		14,168
			T. Rowe Price Treasury Reserve
Gas Utilities 0.1%			Fund, 2.49% (3)(4)	4,197,256	4,197
Atmos Energy	8,722	898			4,197

		898	U. S. Treasury Obligations 0.0%

Multi-Utilities 1.1%			U. S. Treasury Bills,
			2.49%, 6/13/19 (5)	160,000	159
NiSource	98,892	2,834
					159
Sempra Energy	38,093	4,795
			Total Short-Term Investments
		7,629	(Cost $4,356)		4,356
Water Utilities 0.3%

American Water Works	22,525	2,348	Total Investments in Securities	99.7%

		2,348	(Cost $454,971)		$737,225
Total Utilities		25,043	Other Assets Less Liabilities 0.3%		2,560
			Net Assets 100%		$739,785
Total Common Stocks
(Cost $450,615)		732,869

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Seven-day yield
(4) Affiliated Companies
(5) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain/(Loss)

Long, 29 S&P 500 E-Mini Index contracts	6/19	4,115	$61

Net payments (receipts) of variation margin to date			(42)
Variation margin receivable (payable) on open futures contracts			$19

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
Rowe Price Treasury Reserve Fund	$	—#	$—	$27+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Treasury Reserve Fund	$1,007	¤	¤ $	4,197^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,197.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional U.S. Structured Research Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$732,869$	— $	— $	732,869
Short-Term Investments	4,197	159	—	4,356
Total Securities	737,066	159	—	737,225
Futures Contracts	19	—	—	19
Total	$737,085$	159$	— $	737,244